Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Bank of America Corporation
Amendment Flag	false
Entity Central Index Key	0000070858
EBP Plan No. 003
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Bank of America Corporation
Amendment Flag	false
Entity Central Index Key	0000070858